Related party transactions - President, CEO (Details) - EUR (€)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Other compensation perquisites			€ 113,850	€ 35,731	€ 80,244
Pekka Lundmark
Related party transactions
Base salary / fee	€ 541,667		1,300,000	1,300,000
Cash incentive payments	573,068		2,342,438	2,975,781
Share-based payment expenses	1,063,164		5,425,169	4,263,505
Pension expenses	211,050		406,806	589,873
Total	€ 2,388,949		€ 9,474,413	9,129,159
Rajeev Suri
Related party transactions
Base salary / fee		€ 759,365
Cash incentive payments		945,697
Share-based payment expenses		1,276,825
Pension expenses		341,591
Total		€ 3,323,478
Termination benefits					€ 5,122,317
Termination benefit reversal				€ 96,201